COVER PAGE COVER PAGE	May 11, 2020	Jan. 20, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 11, 2020
Entity Registrant Name	LOGITECH INTERNATIONAL S.A.
Entity File Number	0-29174
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Apples
Entity Address, Country	CH
Entity Address, Address Line Two	c/o Logitech Inc.
Entity Address, Address Line Three	7700 Gateway Boulevard
Entity Address, City or Town	Newark
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94560
City Area Code	510
Local Phone Number	795-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Registered Shares
Trading Symbol	LOGI
Security Exchange Name	NASDAQ
Entity Central Index Key	0001032975
Amendment Flag		false